Income taxes - Changes in deferred tax (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Balance at beginning of period, Assets	$ 10,770	$ 11,441
Balance at beginning of period, Liabilities	1,413	1,881
Balance at beginning of period, Deferred taxes, net	9,357	9,560
Effect in income statement, Assets	(1,620)	(1,524)
Effect in income statement, Liabilities	(32)	44
Effect in income statement, Deferred taxes, net	(1,588)	(1,568)
Translation adjustment, Assets	784	651
Translation adjustment, Liabilities	32	(1)
Translation adjustment, Deferred taxes, net	752	652
Other comprehensive income, Assets	(30)	(25)
Other comprehensive income, Liabilities	(2)	47
Other comprehensive income, Deferred taxes, net	(28)	(72)
Balance at Ending of period, Assets	9,904	10,360
Balance at Ending of period, Liabilities	1,411	1,759
Balance at Ending of period, Deferred taxes, net	$ 8,493	8,601
Transfers between, assets		(183)
Transfers between, liabilities		(183)
Other, Liabilities		(29)
Other, Deferred taxes, net		$ 29